(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations
19.	(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations

(Write-down) and Gain (Loss) on Sale of Vessels

In 2015, the carrying values of two of the Partnership’s 2000’s-built conventional tankers and seven of the Partnership’s 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015 (see below). The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes a $3.9 million write-down related to these two conventional tankers. The write-down is included in the Partnership’s conventional tanker segment. Of the seven shuttle tankers, during the first quarter of 2015, one shuttle tanker was written down as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. The vessel was subsequently sold in January 2016 for gross proceeds of $5.1 million (see note 21). An additional shuttle tanker was written down during the first quarter of 2015 as a result of a change in the operating plan of the vessel. In the fourth quarter of 2015, the write-down of five shuttle tankers, which have an average age of 17.5 years, was the result of changes in our expectations of their future opportunities, primarily due to their advanced age. While we expect four of the five vessels to continue to actively trade as shuttle tankers over the near-term and the fifth vessel to actively trade in the conventional tanker market, we anticipate fewer opportunities for alternative usage and increased age discrimination over time. The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes total write-downs of $66.7 million related to these seven shuttle tankers. The write-downs are included in the Partnership’s shuttle tanker segment. In 2015, the Partnership sold a 1997-built shuttle tanker, the Navion Svenita, for net proceeds of $8.6 million. The Partnership’s consolidated statement of income for the year ended December 31, 2015 includes a $1.6 million gain related to the sale of this vessel. The gain on sale is included in the Partnership’s shuttle tanker segment.

In 2014, the carrying value of one of the Partnership’s 1990s-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write-down was the result of the vessel charter contract expiring in early-2015. The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $4.8 million write-down related to this vessel. The write-down is included in the Partnership’s shuttle tanker segment. In the fourth quarter of 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a joint venture between the Partnership and a joint venture partner (see note 20). The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $3.1 million gain related to the sale of this vessel. The gain on sale of vessel is included in the Partnership’s shuttle tanker segment.

In 2013, the carrying values of six of the Partnership’s 1990s-built shuttle tankers were written down to their estimated fair value using appraised values. Of the six vessels, during the third quarter of 2013, four of the shuttle tankers were written down as the result of the re-contracting of one of the vessels, which the Partnership owns through a 50%-owned subsidiary, at lower rates than expected, the cancellation of a short-term contract and a change in expectations for the contract renewal for two of the shuttle tankers, one operating in Brazil, and the other, which the Partnership owns through a 50%-owned subsidiary, in the North Sea. In the fourth quarter of 2013, two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary, were written down due to a cancellation of a contract renewal and expected sale of an aging vessel to their estimated fair value. One of these two vessels was also written down in 2012. The Partnership’s consolidated statement of income for 2013 includes a total write-down of $76.8 million related to these vessels, of which $37.2 million relates to two shuttle tankers, which the Partnership owns through a 50%-owned subsidiary, and $19.3 million relates to two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary.

Conventional Tankers Dispositions

In December 2015, bareboat and time-charter contracts with a subsidiary of Teekay Corporation for the SPT Explorer, Navigator Spirit and Fuji Spirit were terminated by the Partnership. The Partnership concurrently paid total net charter termination fees to Teekay Corporation of $1.8 million. Immediately following the charter terminations, the Partnership sold its 100% interest in SPT Explorer L.L.C. and Navigator Spirit L.L.C., which own the SPT Explorer and the Navigator Spirit conventional tankers, respectively, to Teekay Tankers Ltd., a company under common control, for net proceeds of $39.0 million, consisting of $80.0 million for the vessels and $8.6 million for working capital less $49.6 million for assumption of long-term debt. The $14.3 million excess of the purchase price over the Partnership’s carrying value of SPT Explorer L.L.C. and Navigator Spirit L.L.C. has been accounted for as an equity contribution in the Partnership’s consolidated statement of changes in total equity. As at December 31, 2015, the Partnership classified its two remaining conventional tankers, the Fuji Spirit and Kilimanjaro Spirit as held for sale due to the expected sale of these vessels in early-2016. The following table summarizes the pretax profit and components thereof for the SPT Explorer, Navigator Spirit, Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Revenues	30,230	33,566	34,772

Voyage expenses	(2,326)	(5,373)	(4,532)
Vessel operating expenses	(6,234)	(5,906)	(5,813)
Depreciation and amortization	(6,583)	(6,680)	(6,511)
General and administrative	(11)	(8)	(6)
Restructuring charge	—	—	(438)

Income from vessel operations	15,076	15,599	17,472

Interest expense	(1,007)	(902)	(981)
Foreign currency exchange loss	(7)	(6)	(9)
Other expense - net	—	(4)	(4)

Net income before income tax expense	14,062	14,687	16,478

Discontinued Operations

Prior to being considered discontinued operations, the operations of the Leyte Spirit, the Poul Spirit and the Gotland Spirit were reported within the conventional tanker segment. The Leyte Spirit was written down in 2012 and sold in the first quarter of 2013. The Poul Spirit was written down to its estimated fair value in the first quarter of 2013 and further written down upon sale in the second quarter of 2013. The Gotland Spirit was written down to its estimated fair value in the second quarter of 2013 and a gain was recognized upon its sale in the third quarter of 2013. The estimated fair value for each of these vessels was determined using appraised values.

In the second quarter and first quarter of 2013, the Partnership terminated the long-term time-charter-out contracts employed by the Gotland Spirit and the Poul Spirit, respectively, with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $4.5 million and $6.8 million in the second quarter and first quarter of 2013, respectively.

The following table summarizes the net loss from discontinued operations for the period presented in the consolidated statements of income:

Year Ended December 31, 2013 $
Revenues	20,238

Voyage expenses	(682)
Vessel operating expenses	(3,903)
Depreciation and amortization	(1,236)
General and administrative	(479)
(Write down) and gain (loss) on sale of vessels	(18,465)

Loss from vessel operations	(4,527)

Interest expense	(110)
Foreign currency exchange loss	(4)
Other expense - net	(1)

Net loss from discontinued operations	(4,642)